Annual Total Returns [BarChart] - iShares iBonds Dec 2022 Term Muni Bond ETF - iShares iBonds Dec 2022 Term Muni Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2016	(0.08%)
Annual Return 2017	2.95%
Annual Return 2018	1.26%
Annual Return 2019	3.84%
Annual Return 2020	2.14%